LONG-TERM DEBT - Breakdown of long-term debt (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Total long-term debt	$ 5,346.7	$ 5,669.9
Change in fair value related to hedged interest rate risk	5.8	8.4
Adjustments related to embedded derivatives		0.6
Financing fees, net of amortization	(40.8)	(40.8)
Total adjustments for long-term debt	(35.0)	(31.8)
Total long-term debt, current and non current	5,311.7	5,638.1
Less current portion	(19.1)	(20.9)
Long-term debt	5,292.6	5,617.2
Quebecor Media
Long-term debt
Total long-term debt	$ 1,988.9	2,419.7
Quebecor Media | Bank credit facilities
Long-term debt
Effective interest rate (as a percent)	3.66%
Total long-term debt	$ 420.4	453.4
Quebecor Media | Senior Notes
Long-term debt
Total long-term debt	1,568.5	1,966.3
Videotron
Long-term debt
Total long-term debt	$ 3,294.6	3,180.3
Videotron | Bank credit facilities
Long-term debt
Effective interest rate (as a percent)	2.95%
Total long-term debt	$ 5.4	225.5
Videotron | Senior Notes
Long-term debt
Total long-term debt	$ 3,289.2	2,954.8
TVA Group | Bank credit facilities
Long-term debt
Effective interest rate (as a percent)	3.00%
Total long-term debt	$ 62.9	69.6
Other
Long-term debt
Total long-term debt	$ 0.3	$ 0.3